Subsequent Events Subsequent Events (Details) $ in Millions	May 14, 2019 USD ($) facility	Apr. 10, 2019 USD ($) facility	Apr. 03, 2019 USD ($) facility
Subsequent Events [Abstract]
Total consideration to acquire businesses | $	$ 892.5	$ 53.0	$ 13.0
Number of saltwater wells acquired	35	3	2
Number of saltwater facilities acquired		1